Related Party Transactions - Midland Lease (Details) (USD $) In Thousands, unless otherwise specified		0 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended			3 Months Ended				6 Months Ended					3 Months Ended		4 Months Ended	6 Months Ended
	Dec. 31, 2013	May 15, 2011 Midland Lease	Sep. 30, 2013 Midland Lease	Dec. 31, 2013 Midland Lease	Jul. 31, 2013 Midland Lease	Dec. 31, 2013 Midland Lease	Dec. 31, 2012 Midland Lease	Dec. 31, 2011 Midland Lease	Jun. 30, 2014 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Mar. 31, 2014 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Jun. 30, 2013 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Mar. 31, 2013 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Jun. 30, 2014 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Jun. 30, 2013 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Oct. 02, 2013 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Aug. 02, 2013 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Jul. 31, 2013 Wexford affiliate [Member] Corporate Office Space [Member] Midland, Texas [Member]	Jun. 30, 2014 Wexford affiliate [Member] Field Office Space [Member] Midland, Texas [Member]	Mar. 31, 2014 Wexford affiliate [Member] Field Office Space [Member] Midland, Texas [Member]	Jun. 30, 2014 Wexford affiliate [Member] Field Office Space [Member] Midland, Texas [Member]	Jun. 30, 2014 Wexford affiliate [Member] Field Office Space [Member] Midland, Texas [Member]
Related Party Transaction
Term of lease from related party		5 years								5 years			5 years						4 years	4 years
Office rent to affiliate						$ 214	$ 155	$ 40	$ 98	$ 93	$ 43	$ 38	$ 191	$ 82				$ 36	$ 11		$ 47
Monthly rent			15	25	13
Monthly base rent															$ 25	$ 15	$ 13	$ 11	$ 11	$ 11	$ 11
Annual monthly rent increase	3.00%			4.00%		4.00%			4.00%	4.00%			4.00%					3.00%	3.00%	3.00%	3.00%